Financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Right-of-use assets, balance at beginning	R$ 767,609	R$ 690,073	R$ 663,686
Lease liabilities, balance at beginning	874,569	769,525	714,085
Right-of-use assets, additions	37,671	7,328	42,250
Lease liabilities, additions	37,671	7,328	42,250
Right-of-use assets, remeasurement	80,226	70,387	58,623
Lease liabilities, remeasurement	80,226	70,387	58,623
Right-of-use assets, business combinations	28,989	65,408
Lease liabilities, business combinations	28,989	65,408
Right-of-use assets, depreciation expense	(70,294)	(63,118)	(54,684)
Lease liabilities, depreciation expense
Right-of-use assets, interest expense
Lease liabilities, interest expense	111,966	100,849	88,571
Right of use assets, payments of principal
Lease liabilities, payments of principal	(41,221)	(31,473)	(28,511)
Right-of-use assets, payments of interest
Lease liabilities, payments of interest	(111,605)	(103,911)	(85,001)
Right-of-use assets, Write-off	(1,982)	(2,469)	(19,802)
Lease liabilities, Write-off	(2,259)	(3,544)	(20,492)
Right-of-use assets, balance at ending	842,219	767,609	690,073
Lease liabilities, balance at ending	978,336	874,569	769,525
Right-of-use assets, current
Lease liabilities, current	45,580	36,898	32,459
Right-of-use assets, non-current	842,219	767,609	690,073
Lease liabilities, non-current	R$ 932,756	R$ 837,671	R$ 737,066